Janus Henderson Global Technology and Innovation Portfolio Annual Fund Operating Expenses - Service Shares [Member] - Janus Henderson Global Technology and Innovation Portfolio - Service Shares	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.97%